UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-21162

Name of Fund: Merrill Lynch Core Principal Protected Fund of Merrill Lynch
              Principal Protected Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, Merrill
        Lynch Core Principal Protected Fund of Merrill Lynch Principal Protected Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address:
        P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/05

Date of reporting period: 11/01/04 - 1/31/05

Item 1 - Schedule of Investments

Merrill Lynch Core Principal Protected Fund

Schedule of Investments as of January 31, 2005

-------------------------------------------------------------------------------------------------------------------------
                        Face Amount  Government Obligations                                                    Value
-------------------------------------------------------------------------------------------------------------------------
                  $      48,258,000  U.S. Treasury STRIPS*, 4.11% due 2/15/2010                       $        40,018,960
-------------------------------------------------------------------------------------------------------------------------
                                     Total Government Bonds (Cost - $39,314,575) - 17.5%                       40,018,960
-------------------------------------------------------------------------------------------------------------------------
                         Beneficial
                           Interest  Mutual Funds
-------------------------------------------------------------------------------------------------------------------------
                  $     126,322,931  Master Large Cap Core Portfolio                                          189,376,884
-------------------------------------------------------------------------------------------------------------------------
                                     Total Mutual Funds (Cost - $163,704,913) - 82.7%                         189,376,884
-------------------------------------------------------------------------------------------------------------------------
                                     Total Investments (Cost - $203,740,115) - 100.2%                         229,395,844

                                     Liabilities in Excess of Other Assets - (0.2%)                              (416,678)
                                                                                                      -------------------
                                     Net Assets - 100.0%                                              $       228,979,166
                                                                                                      ===================

*     Separately Traded Registered Interest and Principal of Securities.

Master Large Cap Core Portfolio

Schedule of Investments as of January 31, 2005

-----------------------------------------------------------------------------------------------------------------------------------
Sector++                 Industry++                        Shares Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary   Hotels, Restaurants & Leisure          10,000   Darden Restaurants, Inc.                    $      295,600
- 17.1%                  - 1.1%                                690,000   McDonald's Corp.                                22,349,100
                                                                                                                     --------------
                                                                                                                         22,644,700
                         ----------------------------------------------------------------------------------------------------------
                         Household Durables - 4.0%             260,000   Black & Decker Corp.                            21,424,000
                                                               170,000   Harman International Industries, Inc.           20,680,500
                                                                30,000 + NVR, Inc.                                       23,737,500
                                                               400,000   The Stanley Works                               19,024,000
                                                                                                                     --------------
                                                                                                                         84,866,000
                         ----------------------------------------------------------------------------------------------------------
                         Leisure Equipment & Products          610,000   Eastman Kodak Co. (c)                           20,184,900
                         - 1.0%
                         ----------------------------------------------------------------------------------------------------------
                         Media - 0.5%                          160,000 + Getty Images, Inc.                              11,152,000
                         ----------------------------------------------------------------------------------------------------------
                         Multiline Retail - 3.0%               670,000   Dillard's, Inc. Class A (c)                     17,580,800
                                                               570,000   JC Penney Co, Inc. Holding Co.                  24,350,400
                                                               450,000   Nordstrom, Inc.                                 21,712,500
                                                                                                                     --------------
                                                                                                                         63,643,700
                         ----------------------------------------------------------------------------------------------------------
                         Specialty Retail - 7.5%               420,000   Abercrombie & Fitch Co. Class A (c)             21,050,400
                                                               440,000   American Eagle Outfitters                       22,352,000
                                                             1,230,000   Circuit City Stores, Inc.                       17,613,600
                                                               880,000   The Gap, Inc.                                   19,368,800
                                                               920,000   Limited Brands                                  21,804,000
                                                               520,000   Michaels Stores, Inc.                           15,990,000
                                                               550,000   Petsmart, Inc.                                  16,626,500
                                                               720,000   Staples, Inc.                                   23,572,800
                                                                                                                     --------------
                                                                                                                        158,378,100
                         ----------------------------------------------------------------------------------------------------------
                                                                         Total Consumer Discretionary                   360,869,400
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Staples - 3.6%  Food & Staples Retailing - 1.3%       510,000   Costco Wholesale Corp.                          24,107,700
                                                                70,000   Wal-Mart Stores, Inc.                            3,668,000
                                                                                                                     --------------
                                                                                                                         27,775,700
                         ----------------------------------------------------------------------------------------------------------
                         Food Products - 1.9%                1,040,000   Archer-Daniels-Midland Co. (c)                  25,168,000
                                                               900,000   Tyson Foods, Inc. Class A                       15,453,000
                                                                                                                     --------------
                                                                                                                         40,621,000
                         ----------------------------------------------------------------------------------------------------------
                         Household Products - 0.3%              90,000   Procter & Gamble Co.                             4,790,700
                         ----------------------------------------------------------------------------------------------------------
                         Tobacco - 0.1%                         40,000   Altria Group, Inc.                               2,553,200
                         ----------------------------------------------------------------------------------------------------------
                                                                         Total Consumer Staples                          75,740,600
-----------------------------------------------------------------------------------------------------------------------------------
Energy - 12.9%           Oil & Gas - 12.9%                     240,000   Amerada Hess Corp. (c)                          20,796,000
                                                               160,000   Anadarko Petroleum Corp.                        10,593,600
                                                               240,000   Ashland, Inc.                                   14,731,200
                                                               570,000   Burlington Resources, Inc.                      24,914,700
                                                               780,000   ChevronTexaco Corp.                             42,432,000
                                                               360,000   ConocoPhillips                                  33,404,400
                                                               620,000   Devon Energy Corp.                              25,215,400

Master Large Cap Core Portfolio

-----------------------------------------------------------------------------------------------------------------------------------
Sector++                 Industry++                        Shares Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Energy (concluded)       Oil & Gas (concluded)                 770,000   Exxon Mobil Corp.                           $   39,732,000
                                                               230,000   Occidental Petroleum Corp.                      13,427,400
                                                               260,000   Sunoco, Inc.                                    22,747,400
                                                               470,000   Valero Energy Corp.                             24,454,100
                         ----------------------------------------------------------------------------------------------------------
                                                                         Total Energy                                   272,448,200
-----------------------------------------------------------------------------------------------------------------------------------
Financials - 11.5%       Capital Markets - 0.7%                 40,000   The Bear Stearns Cos., Inc.                      4,042,400
                                                               740,000 + E*Trade Financial Corp.                         10,175,000
                                                                                                                     --------------
                                                                                                                         14,217,400
                         ----------------------------------------------------------------------------------------------------------
                         Commercial Banks - 0.6%               280,000   Bank of America Corp.                           12,983,600
                         ----------------------------------------------------------------------------------------------------------
                         Consumer Finance - 0.7%               300,000   SLM Corp.                                       15,057,000
                         ----------------------------------------------------------------------------------------------------------
                         Diversified Financial Services        500,000   Citigroup, Inc.                                 24,525,000
                         - 1.4%                                120,000   JPMorgan Chase & Co.                             4,479,600
                                                                                                                     --------------
                                                                                                                         29,004,600
                         ----------------------------------------------------------------------------------------------------------
                         Insurance - 8.1%                      430,000   The Allstate Corp. (c)                          21,689,200
                                                               100,000   American International Group, Inc.               6,629,000
                                                               300,000   Chubb Corp. (c)                                 22,344,000
                                                                70,000   Hartford Financial Services Group, Inc.          4,710,300
                                                               460,000   Lincoln National Corp.                          21,224,400
                                                               260,000   Loews Corp.                                     17,680,000
                                                               150,000   Metlife, Inc.                                    5,962,500
                                                               480,000   Prudential Financial, Inc.                      25,876,800
                                                               430,000   Safeco Corp.                                    19,909,000
                                                             1,040,000   UnumProvident Corp.                             17,856,800
                                                               150,000   WR Berkley Corp.                                 7,155,000
                                                                                                                     --------------
                                                                                                                        171,037,000
                         ----------------------------------------------------------------------------------------------------------
                                                                         Total Financials                               242,299,600
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 11.3%      Health Care Equipment & Supplies      260,000   Becton Dickinson & Co.                          14,729,000
                         - 0.7%
                         ----------------------------------------------------------------------------------------------------------
                         Health Care Providers & Services      190,000   Aetna, Inc. New Shares                          24,139,500
                         - 5.6%                                280,000   Cigna Corp.                                     22,470,000
                                                               690,000 + Humana, Inc.                                    23,646,300
                                                               420,000 + Laboratory Corp. of America Holdings (c)        20,097,000
                                                               380,000 + Pacificare Health Systems (c)                   23,381,400
                                                                50,000   Quest Diagnostics                                4,765,000
                                                                                                                     --------------
                                                                                                                        118,499,200
                         ----------------------------------------------------------------------------------------------------------
                         Pharmaceuticals - 5.0%                860,000   Johnson & Johnson                               55,642,000
                                                             2,030,000   Pfizer, Inc.                                    49,044,800
                                                                                                                     --------------
                                                                                                                        104,686,800
                         ----------------------------------------------------------------------------------------------------------
                                                                         Total Health Care                              237,915,000
-----------------------------------------------------------------------------------------------------------------------------------

Master Large Cap Core Portfolio

-----------------------------------------------------------------------------------------------------------------------------------
Sector++                 Industry++                        Shares Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Industrials - 7.5%       Aerospace & Defense - 0.7%            200,000   Boeing Co.                                  $   10,120,000
                                                               140,000   Goodrich Corp.                                   4,802,000
                                                                                                                     --------------
                                                                                                                         14,922,000
                         ----------------------------------------------------------------------------------------------------------
                         Air Freight & Logistics - 0.6%         50,000   CNF, Inc.                                        2,345,500
                                                                60,000   FedEx Corp.                                      5,739,000
                                                               120,000   Ryder System, Inc.                               5,466,000
                                                                                                                     --------------
                                                                                                                         13,550,500
                         ----------------------------------------------------------------------------------------------------------
                         Commercial Services & Supplies        240,000 + ITT Educational Services, Inc.                  11,788,800
                         - 0.6%
                         ----------------------------------------------------------------------------------------------------------
                         Electrical Equipment - 1.1%           430,000   Rockwell Automation, Inc.                       24,359,500
                         ----------------------------------------------------------------------------------------------------------
                         Industrial Conglomerates - 2.2%     1,310,000   General Electric Co.                            47,330,300
                         ----------------------------------------------------------------------------------------------------------
                         Machinery - 1.2%                      270,000   Cummins, Inc.                                   20,970,900
                                                               100,000   Graco, Inc.                                      3,565,000
                                                                                                                     --------------
                                                                                                                         24,535,900
                         ----------------------------------------------------------------------------------------------------------
                         Road & Rail - 1.1%                    650,000   Norfolk Southern Corp.                          22,698,000
                         ----------------------------------------------------------------------------------------------------------
                                                                         Total Industrials                              159,185,000
-----------------------------------------------------------------------------------------------------------------------------------
Information Technology   Communications Equipment - 3.1%       170,000 + Cisco Systems, Inc.                              3,066,800
- 24.7%                                                      5,630,000 + Lucent Technologies, Inc. (c)                   18,353,800
                                                             1,760,000   Motorola, Inc.                                  27,702,400
                                                             2,340,000 + Tellabs, Inc.                                   16,660,800
                                                                                                                     --------------
                                                                                                                         65,783,800
                         ----------------------------------------------------------------------------------------------------------
                         Computers & Peripherals - 5.7%        370,000 + Apple Computer, Inc.                            28,453,000
                                                               970,000 + Dell, Inc.                                      40,507,200
                                                             1,180,000   Hewlett-Packard Co.                             23,116,200
                                                                80,000   International Business Machines Corp.            7,473,600
                                                               620,000 + NCR Corp.                                       21,191,600
                                                                                                                     --------------
                                                                                                                        120,741,600
                         ----------------------------------------------------------------------------------------------------------
                         Electronic Equipment &                190,000 + Tech Data Corp.                                  7,985,700
                         Instruments - 0.4%
                         ----------------------------------------------------------------------------------------------------------
                         IT Services - 4.0%                    360,000 + Affiliated Computer Services, Inc.
                                                                         Class A (c)                                     19,508,400
                                                               530,000 + Checkfree Corp.                                 20,670,000
                                                               140,000 + Computer Sciences Corp.                          7,212,800
                                                             1,080,000   Electronic Data Systems Corp.                   23,133,600
                                                               640,000   Sabre Holdings Corp. Class A                    13,504,000
                                                                                                                     --------------
                                                                                                                         84,028,800
                         ----------------------------------------------------------------------------------------------------------
                         Office Electronics - 1.1%           1,490,000 + Xerox Corp.                                     23,661,200
                         ----------------------------------------------------------------------------------------------------------
                         Semiconductors & Semiconductor        500,000 + Cree, Inc. (c)                                  12,015,000
                         Equipment - 1.4%                      300,000   Intel Corp.                                      6,735,000
                                                               390,000   Microchip Technology, Inc.                      10,159,500
                                                                                                                     --------------
                                                                                                                         28,909,500
                         ----------------------------------------------------------------------------------------------------------

Master Large Cap Core Portfolio

-----------------------------------------------------------------------------------------------------------------------------------
Sector++                 Industry++                        Shares Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Information Technology   Software - 9.0%                       360,000   Adobe Systems, Inc.                         $   20,484,000
(concluded)                                                    730,000   Autodesk, Inc. (c)                              21,440,100
                                                               770,000 + BMC Software, Inc.                              12,959,100
                                                               680,000   Computer Associates International,
                                                                         Inc. (c)                                        18,489,200
                                                               870,000 + McAfee, Inc. (c)                                22,489,500
                                                               900,000   Microsoft Corp.                                 23,652,000
                                                             2,220,000 + Oracle Corp.                                    30,569,400
                                                               950,000 + Symantec Corp.                                  22,182,500
                                                             1,660,000 + TIBCO Software, Inc.                            18,243,400
                                                                                                                     --------------
                                                                                                                        190,509,200
                         ----------------------------------------------------------------------------------------------------------
                                                                         Total Information Technology                   521,619,800
-----------------------------------------------------------------------------------------------------------------------------------
Materials - 8.3%         Chemicals - 2.8%                      390,000   Eastman Chemical Co.                            21,118,500
                                                               770,000   Lyondell Chemical Co.                           22,653,400
                                                               300,000   Monsanto Co.                                    16,239,000
                                                                                                                     --------------
                                                                                                                         60,010,900
                         ----------------------------------------------------------------------------------------------------------
                         Containers & Packaging - 0.8%         380,000   Ball Corp.                                      16,233,600
                         ----------------------------------------------------------------------------------------------------------
                         Metals & Mining - 3.3%                440,000   Nucor Corp.                                     24,710,400
                                                               220,000   Phelps Dodge Corp.                              21,186,000
                                                               440,000   United States Steel Corp.                       22,792,000
                                                                                                                     --------------
                                                                                                                         68,688,400
                         ----------------------------------------------------------------------------------------------------------
                         Paper & Forest Products - 1.4%        590,000   Georgia-Pacific Corp.                           18,939,000
                                                               360,000   MeadWestvaco Corp.                              10,400,400
                                                                                                                     --------------
                                                                                                                         29,339,400
                         ----------------------------------------------------------------------------------------------------------
                                                                         Total Materials                                174,272,300
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - 3.1%         Electric Utilities - 2.4%             640,000   Edison International                            20,780,800
                                                               360,000   Northeast Utilities                              6,732,000
                                                               340,000   TXU Corp.                                       23,528,000
                                                                                                                     --------------
                                                                                                                         51,040,800
                         ----------------------------------------------------------------------------------------------------------
                         Multi-Utilities & Unregulated       3,380,000 + Dynegy, Inc. Class A                            15,041,000
                         Power - 0.7%
                         ----------------------------------------------------------------------------------------------------------
                                                                         Total Utilities                                 66,081,800
                         ----------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks
                                                                         (Cost - $1,813,200,559) - 100.0%             2,110,431,700
-----------------------------------------------------------------------------------------------------------------------------------

                                                            Beneficial
                                                              Interest   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                          $  4,608,304   Merrill Lynch Liquidity Series, LLC Cash
                                                                         Sweep Series I (a)                               4,608,304
                                                           167,650,100   Merrill Lynch Liquidity Series, LLC Money
                                                                         Market Series (a)(b)                           167,650,100
                         ----------------------------------------------------------------------------------------------------------
                                                                         Total Short-Term Securities
                                                                         (Cost - $172,258,404) - 8.2%                   172,258,404
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Investments
                                                                         (Cost - $1,985,458,963+++) - 108.2%          2,282,690,104

                                                                         Liabilities in Excess of Other
                                                                         Assets - (8.2%)                               (172,715,222)
                                                                                                                     --------------
                                                                         Net Assets - 100.0%                         $2,109,974,882
                                                                                                                     ==============

Master Large Cap Core Portfolio

Schedule of Investments as of January 31, 2005 (concluded)

+     Non-income producing security.
++ For Portfolio compliance purposes, "Sector" and "Industry" means any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.
+++ The cost and unrealized appreciation (depreciation) of investments as of January 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 2,003,339,253
                                                                ===============
      Gross unrealized appreciation                             $   333,508,749
      Gross unrealized depreciation                                 (54,157,898)
                                                                ---------------
      Net unrealized appreciation                               $   279,350,851
                                                                ===============

(a) Investments in companies considered to be an affiliate of the Portfolio (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      ---------------------------------------------------------------------------------------
                                                                                 Interest/
      Affiliate                                                 Net Activity  Dividend Income
      ---------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I    $ 2,253,136    $    25,133
      Merrill Lynch Liquidity Series, LLC Money Market Series    $32,072,800    $    39,409
      Merrill Lynch Premier Institutional Fund                            --    $     4,759
      ---------------------------------------------------------------------------------------

(b)   Security was purchased with the cash proceeds from securities loans.
(c)   Security, or a portion of security, is on loan.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Core Principal Protected Fund of Merrill Lynch Principal Protected Trust


By: /s/ Robert C. Doll, Jr.
    ----------------------------------
    Robert C. Doll, Jr.,
    President
    Merrill Lynch Core Principal Protected Fund of Merrill Lynch Principal Protected Trust

Date: March 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ----------------------------------
    Robert C. Doll, Jr.,
    President
    Merrill Lynch Core Principal Protected Fund of Merrill Lynch Principal Protected Trust

Date: March 21, 2005


By: /s/ Donald C. Burke
    ----------------------------------
    Donald C. Burke,
    Chief Financial Officer
    Merrill Lynch Core Principal Protected Fund of Merrill Lynch Principal Protected Trust

Date: March 21, 2005